Organization	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
ORGANIZATION
1.	ORGANIZATION

General information

Bitdeer Technologies Group (the “Company” or “BTG”) is a limited liability company incorporated in the Cayman Islands on December 8, 2021. The address of its registered office is 89 Nexus Way, Camana Bay, Grand Cayman KY1-9009, Cayman Islands. The Company was incorporated for the purpose of effectuating the Business Combination (as defined below). Prior to Business Combination, the Company owned no material assets and did not operate any business.

Bitdeer Technologies Holding Company (“Bitdeer”) is a limited liability company incorporated in the Cayman Islands on November 18, 2020. On April 13, 2023, Bitdeer completed the business combination with Blue Safari Group Acquisition Corp. (“BSGA”) via a multiple-merger structure (the “Business Combination”). Upon completion of the Business Combination, with Bitdeer being the surviving entity, both Bitdeer and its subsidiaries, and BSGA became wholly-owned subsidiaries of BTG, the ultimate holding company. BTG is listed on Nasdaq Capital Market and commenced trading under symbol “BTDR”. Refer to Note 5(a) for more information.

The Company does not conduct any substantive operations on its own but conducts its primary operations through its subsidiaries. The Company and its subsidiaries (together, the “Group”) are principally engaged in the following business activities:

●	Using the Group’s mining rigs to provide hash calculation service to mining pool operators in exchange for cryptocurrencies rewards (the “Self-mining business”);

●	Developing and manufacturing mining rigs with proprietary application-specific integrated circuit technology for both the Self-mining business and sale of mining rigs and accessories to external parties (the “Application-specific integrated circuit (ASIC) and mining rig business”);

●	Offering to its customers plan subscriptions, from which the customers receive computing service in quantity measured in hash rate and benefit from such service as a result of directing the computing service to mining pools and receiving cryptocurrency rewards (the “Cloud Hash Rate business”);

●	Providing dynamic hosting solutions in the Group’s mining datacenters (the “Hosting business”); and

●	Offering advanced cloud capabilities and high-performance computing services to customers with high demand for artificial intelligence (“AI”) and computing (the “AI cloud business” together with Self-mining business, ASIC and mining rig business, Cloud Hash Rate business, Hosting business, AI cloud business, the “Bitdeer Business”).